Note 6 - Disclosures to the Statement of Income and Loss - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deferred tax assets	€ 19,534	€ 2,400	€ 1,452
Deferred tax liabilities	3,624	1,138	761
Non-recognition of deferred tax assets	(15,910)	(1,262)	(691)
Recognition of deferred tax assets	3,624	1,138	761
Deferred tax assets/liabilities, net	0	0	0
Property, plant and equipment [member]
Statement Line Items [Line Items]
Deferred tax assets	15,975	0	0
Deferred tax liabilities	0	45	10
Current financial liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	0	21	0
Deferred tax liabilities	356	0	0
Tax loss carryforwards [member]
Statement Line Items [Line Items]
Deferred tax assets	0	54	0
Advance payments received from customers [member]
Statement Line Items [Line Items]
Deferred tax assets	1,707	1,163	670
Lease liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	868	1,015	646
Other financial/ non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	0	0	0
Deferred tax liabilities	2,258	0	0
Current provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	0	101	0
Current other non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	0	29	0
Current other liabilities [member]
Statement Line Items [Line Items]
Deferred tax assets	159	14	0
Cash and cash deposits [member]
Statement Line Items [Line Items]
Deferred tax assets	0	2	1
Deferred tax liabilities	365	47	0
Current other financial assets [member]
Statement Line Items [Line Items]
Deferred tax assets	0	1	1
Prepaid expenses [member]
Statement Line Items [Line Items]
Deferred tax assets	825	0	134
Leases [member]
Statement Line Items [Line Items]
Deferred tax liabilities	261	995	639
Trade payables [member]
Statement Line Items [Line Items]
Deferred tax liabilities	290	0	0
Provisions [member]
Statement Line Items [Line Items]
Deferred tax liabilities	94	0	0
Noncurrent other non-financial assets [member]
Statement Line Items [Line Items]
Deferred tax liabilities	0	29	0
Other noncurrent financial liabilities [member]
Statement Line Items [Line Items]
Deferred tax liabilities	€ 0	€ 22	€ 112